Employee benefits (Details 4) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net defined benefit liability	$ 1,452	$ 1,289
Total Net defined benefit liability	11,246	9,880
Current net defined benefit liability	719	651
Non-current net defined benefit liability	10,527	9,229
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	5,813	4,485
Petros pension plan renegotiated [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	3,606	3,233
Petros pension plan non renegotiated [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	1,041	658
Petros pension plan renegotiated one [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	284	817
Petros pension plan non renegotiated one [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	339	511
Petros two pension plan [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability	$ 163	165
Other plans [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability		$ 11